Other Interest Received and Similar Items	12 Months Ended
Dec. 31, 2020
Parent Company
Other Interest Received and Similar Items	Note 9 Other Interest Received and Similar Items

	Year Ended December 31,
	2020	2019
Interest income	559	926
Total	559	926